Schedule of Investments (unaudited)
November 30, 2024
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.6%
ANZ Group Holdings Ltd.	1,791,756	$36,518,467
APA Group	2,462,900	11,622,202
Aristocrat Leisure Ltd.	349,755	15,510,323
ASX Ltd.	299,135	12,916,297
BlueScope Steel Ltd.	669,419	9,699,784
Brambles Ltd.	1,708,427	21,270,582
Cochlear Ltd.	82,341	16,395,663
Coles Group Ltd.	714,446	8,676,616
Commonwealth Bank of Australia	873,669	90,699,215
CSL Ltd.	282,284	52,042,466
Fortescue Ltd.	1,243,723	15,418,905
Goodman Group	883,171	21,926,681
Insurance Australia Group Ltd.	1,620,817	9,034,638
James Hardie Industries PLC(a)	239,521	8,923,728
Macquarie Group Ltd.	234,334	35,441,639
Mineral Resources Ltd.(b)	355,580	7,846,726
National Australia Bank Ltd.	836,512	21,413,103
Northern Star Resources Ltd.	792,940	9,092,340
Orica Ltd.	713,262	8,451,255
QBE Insurance Group Ltd.	1,590,127	20,774,203
REA Group Ltd.	54,219	8,942,358
Rio Tinto Ltd.	149,561	11,577,015
SEEK Ltd.	450,409	7,712,299
South32 Ltd.	3,358,156	8,149,857
Suncorp Group Ltd.	2,056,629	26,474,952
Transurban Group	4,816,930	40,328,481
Wesfarmers Ltd.	285,065	13,399,170
Westpac Banking Corp.	1,189,750	25,974,858
WiseTech Global Ltd.	155,375	13,053,553
Woodside Energy Group Ltd.	2,201,187	35,306,616
Woolworths Group Ltd.	438,022	8,641,902
Xero Ltd.(a)	77,897	8,870,304
		642,106,198
Austria — 0.2%
Erste Group Bank AG	128,242	7,039,260
Verbund AG	129,684	10,361,363
		17,400,623
Belgium — 1.0%
Anheuser-Busch InBev SA	584,596	31,417,485
Argenx SE(a)	32,643	20,146,102
KBC Group NV	352,249	25,471,112
UCB SA	56,747	11,128,189
		88,162,888
Denmark — 3.4%
AP Moller - Maersk A/S, Class B, NVS	5,136	8,740,801
Carlsberg A/S, Class B	135,204	13,949,737
Coloplast A/S, Class B	66,183	8,353,410
DSV A/S	99,143	21,234,098
Genmab A/S(a)	36,973	7,968,506
Novo Nordisk A/S, Class B	1,679,441	179,985,301
Novonesis (Novozymes) B, Class B	205,793	12,076,755
Orsted A/S(a)(c)	157,959	8,794,138
Pandora A/S	80,935	13,059,246
Vestas Wind Systems A/S(a)	603,296	9,446,055
		283,608,047
Finland — 1.4%
Elisa OYJ	323,170	14,643,938
Kesko OYJ, Class B	573,602	11,404,325
Metso OYJ	1,042,480	9,171,688
Security	Shares	Value
Finland (continued)
Neste OYJ	569,511	$8,668,674
Nokia OYJ	4,292,659	18,031,052
Nordea Bank Abp	801,603	9,057,709
Sampo OYJ, Class A	281,312	12,049,932
Stora Enso OYJ, Class R	805,991	7,829,710
UPM-Kymmene OYJ	494,510	13,009,132
Wartsila OYJ Abp	584,831	10,643,293
		114,509,453
France — 10.5%
Aeroports de Paris SA	69,084	8,001,314
Air Liquide SA	133,538	22,212,071
Airbus SE	292,434	45,709,105
Alstom SA(a)	377,792	8,509,788
AXA SA	1,336,645	46,585,894
BNP Paribas SA	446,125	26,667,437
Bouygues SA	1,736	51,675
Capgemini SE	47,229	7,592,068
Cie de Saint-Gobain SA	164,439	15,014,822
Cie Generale des Etablissements Michelin SCA	976,802	31,778,239
Covivio SA/France	230,162	12,625,405
Credit Agricole SA	871,805	11,675,962
Danone SA	647,613	44,296,515
Dassault Systemes SE	651,391	22,483,941
Engie SA	680,872	10,853,739
EssilorLuxottica SA	158,579	38,546,344
Eurazeo SE	109,705	8,063,271
Eurofins Scientific SE	170,420	8,432,074
Gecina SA	83,904	8,451,771
Hermes International SCA	15,513	33,859,084
Kering SA	61,112	14,309,784
Legrand SA	79,028	7,929,630
L'Oreal SA	139,197	48,432,995
LVMH Moet Hennessy Louis Vuitton SE	137,050	85,915,085
Pernod Ricard SA	150,373	16,847,040
Publicis Groupe SA	85,027	9,236,472
Rexel SA	540,938	13,982,323
Sanofi SA	415,400	40,346,629
Schneider Electric SE	405,619	104,495,919
Societe Generale SA	394,674	10,463,774
STMicroelectronics NV	574,308	14,726,952
TotalEnergies SE	1,418,981	82,471,369
Unibail-Rodamco-Westfield, New	95,995	7,868,405
Vinci SA	113,525	11,998,894
		880,435,790
Germany — 8.5%
adidas AG	98,833	23,371,925
Allianz SE, Registered	189,646	58,707,644
BASF SE	174,970	7,862,832
Bayer AG, Registered	436,122	8,953,082
Bayerische Motoren Werke AG	344,058	25,589,481
Commerzbank AG	504,971	7,748,960
Covestro AG(a)(c)	137,201	8,375,191
Daimler Truck Holding AG	215,389	8,164,114
Deutsche Bank AG, Registered	1,294,017	22,008,952
Deutsche Boerse AG	146,542	34,310,008
Deutsche Lufthansa AG, Registered(b)	1,245,520	8,361,659
Deutsche Telekom AG, Registered	583,920	18,680,138
E.ON SE	678,894	8,750,174
GEA Group AG	237,533	11,894,025
Heidelberg Materials AG	67,598	8,547,986
Henkel AG & Co. KGaA	443,257	33,655,376

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Infineon Technologies AG	941,561	$30,691,927
Knorr-Bremse AG	110,157	8,421,003
LEG Immobilien SE	92,007	8,536,020
Mercedes-Benz Group AG	327,336	18,402,588
Merck KGaA	135,990	20,382,723
MTU Aero Engines AG	35,956	12,258,065
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered(b)	83,210	43,541,220
Puma SE	168,333	7,910,398
Qiagen NV, NVS	190,147	8,317,140
Rheinmetall AG	25,514	16,828,935
SAP SE	600,399	142,574,179
Siemens AG, Registered	367,312	71,353,157
Siemens Energy AG(a)	228,618	12,403,010
Symrise AG, Class A	73,641	8,146,269
Vonovia SE	321,695	10,670,556
		715,418,737
Hong Kong — 1.7%
AIA Group Ltd.	6,132,800	46,177,502
BOC Hong Kong Holdings Ltd.	3,910,000	12,064,314
Hong Kong Exchanges & Clearing Ltd.	793,500	29,872,240
MTR Corp. Ltd.	8,657,500	30,466,541
Sands China Ltd.(a)	3,122,800	8,026,405
Sino Land Co. Ltd.	6,566,000	6,437,899
Swire Pacific Ltd., Class A	1,036,500	8,534,436
		141,579,337
Ireland — 0.4%
AIB Group PLC	1,315,137	7,176,634
Kerry Group PLC, Class A	229,672	22,217,595
Kingspan Group PLC	110,710	8,341,787
		37,736,016
Israel — 0.9%
Bank Hapoalim BM	1,377,355	15,831,167
Bank Leumi Le-Israel BM	769,279	8,766,769
Check Point Software Technologies Ltd.(a)	49,215	8,957,130
CyberArk Software Ltd.(a)(b)	30,707	9,934,022
Elbit Systems Ltd.	35,890	8,718,877
Isracard Ltd.	1	4
Nice Ltd.(a)	56,409	10,180,047
Wix.com Ltd.(a)	44,291	9,909,668
		72,297,684
Italy — 2.4%
BPER Banca SpA	1,196,568	7,302,602
Enel SpA	5,390,776	38,821,605
Generali	1,612,649	46,138,111
Intesa Sanpaolo SpA	9,667,021	37,107,219
Mediobanca Banca di Credito Finanziario SpA	564,752	8,242,056
Moncler SpA	345,074	16,898,378
Prysmian SpA	106,871	7,049,401
Stellantis NV	606,570	8,051,546
UniCredit SpA	841,853	32,337,094
		201,948,012
Japan — 22.7%
Advantest Corp.	376,000	20,823,014
Aeon Co. Ltd.	424,000	10,197,394
Ajinomoto Co. Inc.	455,200	19,156,352
ANA Holdings Inc.	430,500	8,318,136
Asahi Group Holdings Ltd.	992,500	10,825,720
Asahi Kasei Corp.	3,100,000	22,154,976
Asics Corp.	497,900	10,059,256
Astellas Pharma Inc.	1,442,200	15,017,376
Security	Shares	Value
Japan (continued)
Bridgestone Corp.	1,208,200	$43,216,230
Canon Inc.	513,000	16,712,399
Chugai Pharmaceutical Co. Ltd.	382,000	16,811,223
Daiichi Sankyo Co. Ltd.	1,162,200	36,906,537
Daikin Industries Ltd.	145,500	17,603,299
Daiwa House Industry Co. Ltd.	237,900	7,490,205
Daiwa Securities Group Inc.	2,400,800	16,152,056
Disco Corp.	46,700	12,761,482
Eisai Co. Ltd.	278,400	8,640,865
ENEOS Holdings Inc.	2,231,700	12,084,294
FANUC Corp.	943,900	24,523,689
Fast Retailing Co. Ltd.	109,700	37,591,103
FUJIFILM Holdings Corp.	771,100	17,447,183
Fujitsu Ltd.	1,391,500	26,734,482
Hankyu Hanshin Holdings Inc.	763,700	20,973,396
Hitachi Ltd.	2,528,900	63,730,387
Honda Motor Co. Ltd.	1,748,100	15,082,583
Hoya Corp.	248,900	32,176,276
Idemitsu Kosan Co. Ltd.	1,169,200	7,811,427
Inpex Corp.	714,300	9,361,611
Isuzu Motors Ltd.	911,500	12,158,897
ITOCHU Corp.	998,800	49,418,682
Japan Exchange Group Inc.	651,400	7,882,627
JFE Holdings Inc.	1,063,300	12,166,912
Kao Corp.	244,200	10,625,255
KDDI Corp.	1,519,900	50,236,235
Keyence Corp.	83,900	36,403,610
Komatsu Ltd.	545,000	14,756,455
Konami Group Corp.	84,800	8,384,176
Kubota Corp.	714,700	8,958,807
Marubeni Corp.	1,526,000	23,032,576
Mitsubishi Chemical Group Corp.	1,537,700	8,090,000
Mitsubishi Corp.	1,506,300	25,507,798
Mitsubishi Electric Corp.	1,236,700	20,998,359
Mitsubishi Estate Co. Ltd.	735,200	10,418,993
Mitsubishi Heavy Industries Ltd.	1,819,400	26,786,746
Mitsubishi UFJ Financial Group Inc.	5,206,500	62,144,300
Mitsui Fudosan Co. Ltd.	1,223,200	10,254,409
Mizuho Financial Group Inc.	1,472,900	37,190,021
MS&AD Insurance Group Holdings Inc.	555,100	12,431,443
Murata Manufacturing Co. Ltd.	488,000	8,165,586
NEC Corp.	165,400	14,141,430
Nidec Corp.	439,400	8,104,156
Nintendo Co. Ltd.	387,080	22,717,761
Nippon Yusen KK	277,000	8,880,807
Nitto Denko Corp.	512,300	8,190,540
Nomura Holdings Inc.	2,217,900	13,446,300
Nomura Research Institute Ltd.	413,000	12,646,273
Obayashi Corp.	763,400	10,908,688
Omron Corp.	244,700	7,823,518
Oriental Land Co. Ltd./Japan(b)	631,300	14,896,453
ORIX Corp.	651,300	14,660,872
Panasonic Holdings Corp.	1,720,100	16,781,328
Rakuten Group Inc.(a)	1,344,100	7,746,239
Recruit Holdings Co. Ltd.	693,700	48,252,156
Renesas Electronics Corp.	975,600	12,796,053
Resona Holdings Inc.	1,001,300	8,374,431
Ricoh Co. Ltd.	1,172,700	13,360,954
Secom Co. Ltd.	280,400	9,797,374
Seiko Epson Corp.	624,200	11,121,641
Sekisui Chemical Co. Ltd.	559,600	9,061,023
Sekisui House Ltd.	997,600	23,657,619

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Seven & i Holdings Co. Ltd.	882,000	$15,317,916
SG Holdings Co. Ltd.	895,000	8,807,938
Shin-Etsu Chemical Co. Ltd.	681,800	25,300,480
Shionogi & Co. Ltd.	594,500	8,432,814
SoftBank Corp.	21,514,400	27,807,570
SoftBank Group Corp.	505,500	30,303,250
Sompo Holdings Inc.	987,200	26,084,052
Sony Group Corp.	3,835,700	77,006,760
Sumitomo Metal Mining Co. Ltd.	426,700	10,528,926
Sumitomo Mitsui Financial Group Inc.	1,922,400	47,446,398
Sumitomo Mitsui Trust Group Inc.	398,100	9,981,073
Sysmex Corp.	715,500	15,163,467
Takeda Pharmaceutical Co. Ltd.	715,894	19,518,961
TDK Corp.	803,500	10,414,578
Terumo Corp.	605,000	12,357,106
Tokio Marine Holdings Inc.	1,046,000	39,003,875
Tokyo Electron Ltd.	291,600	45,717,645
Tokyo Gas Co. Ltd.	341,200	10,284,929
Tokyu Corp.	1,022,200	11,960,767
Toray Industries Inc.	1,838,000	11,755,416
Toyota Motor Corp.	5,077,300	86,753,187
Yamaha Motor Co. Ltd.	2,396,300	20,878,311
Yokogawa Electric Corp.	504,500	11,273,193
ZOZO Inc.	242,900	7,664,886
		1,903,503,952
Netherlands — 4.6%
Adyen NV(a)(c)	9,354	13,614,861
AerCap Holdings NV	91,016	9,043,350
Akzo Nobel NV	161,150	9,409,357
ASM International NV	21,469	11,554,095
ASML Holding NV	218,994	149,640,428
Coca-Cola Europacific Partners PLC	232,950	18,072,261
DSM-Firmenich AG	94,124	10,338,942
Heineken NV	201,989	14,951,247
ING Groep NV	1,956,299	30,200,082
Koninklijke Ahold Delhaize NV	418,503	14,439,556
Koninklijke KPN NV	7,363,236	28,564,405
Prosus NV	795,795	32,418,854
Universal Music Group NV(b)	400,741	9,649,656
Wolters Kluwer NV	213,930	35,703,076
		387,600,170
New Zealand — 0.3%
Infratil Ltd.	1,105,978	8,418,472
Meridian Energy Ltd.	3,675,052	13,516,374
		21,934,846
Norway — 1.1%
DNB Bank ASA	546,459	11,436,052
Equinor ASA	1,020,905	24,744,190
Gjensidige Forsikring ASA	494,724	8,800,311
Kongsberg Gruppen ASA	77,311	9,110,482
Mowi ASA	523,987	9,533,672
Norsk Hydro ASA	1,443,800	8,971,583
Orkla ASA	1,350,999	12,479,282
Telenor ASA	716,490	8,436,203
		93,511,775
Portugal — 0.3%
EDP SA	4,332,178	15,674,076
Galp Energia SGPS SA	859,750	14,135,050
		29,809,126
Singapore — 1.5%
CapitaLand Investment Ltd./Singapore	8,706,800	17,766,117
Security	Shares	Value
Singapore (continued)
DBS Group Holdings Ltd.	927,410	$29,428,416
Grab Holdings Ltd., Class A(a)	1,718,429	8,592,145
Keppel Ltd.(b)	4,642,600	23,345,619
Oversea-Chinese Banking Corp. Ltd.	765,300	9,301,986
Sea Ltd., ADR(a)(b)	118,378	13,471,416
United Overseas Bank Ltd.	518,600	14,080,372
Wilmar International Ltd.	3,997,800	9,200,495
		125,186,566
Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	198,606	9,230,650
Amadeus IT Group SA	271,852	19,092,304
Banco Bilbao Vizcaya Argentaria SA	2,749,627	25,973,375
Banco de Sabadell SA	4,484,594	8,455,868
Banco Santander SA	8,279,277	38,222,177
Cellnex Telecom SA(c)	265,725	9,548,950
Endesa SA	501,818	11,000,956
Iberdrola SA	4,416,468	62,977,067
Industria de Diseno Textil SA	624,370	34,454,741
Redeia Corp. SA	248,322	4,435,513
Repsol SA	729,586	9,132,087
		232,523,688
Sweden — 3.3%
Alfa Laval AB	197,959	8,434,721
Assa Abloy AB, Class B	295,227	9,067,061
Atlas Copco AB, Class A	1,295,828	20,715,225
Atlas Copco AB, Class B	497,569	7,036,492
Boliden AB	890,876	26,602,024
Epiroc AB, Class A	429,913	7,837,441
EQT AB	300,990	9,125,188
Essity AB, Class B	718,152	19,782,368
Evolution AB(c)	169,617	14,800,830
H & M Hennes & Mauritz AB, Class B	582,464	8,085,201
Hexagon AB, Class B	1,190,433	10,148,768
Investor AB, Class B	302,850	8,309,151
Saab AB, Class B	444,915	9,755,251
Sandvik AB	821,923	15,212,295
Skandinaviska Enskilda Banken AB, Class A	625,287	8,676,303
Svenska Cellulosa AB SCA, Class B	1,321,130	17,182,951
Svenska Handelsbanken AB, Class A	1,281,667	13,329,859
Swedbank AB, Class A	673,216	13,187,639
Tele2 AB, Class B	1,657,962	17,411,716
Telia Co. AB	6,614,122	19,391,704
Volvo AB, Class A	419,553	10,509,352
		274,601,540
Switzerland — 9.9%
ABB Ltd., Registered	1,384,503	79,040,152
Alcon AG	405,694	36,117,081
Geberit AG, Registered	14,768	8,907,402
Givaudan SA, Registered	6,610	29,161,749
Holcim AG	256,716	26,164,330
Julius Baer Group Ltd.	141,042	9,340,574
Kuehne + Nagel International AG, Registered	72,818	17,425,530
Logitech International SA, Registered	167,663	13,625,714
Lonza Group AG, Registered	49,600	29,740,310
Nestle SA, Registered	1,159,446	100,685,917
Novartis AG, Registered	1,046,211	110,918,649
Roche Holding AG, Bearer	32,771	10,088,826
Roche Holding AG, NVS	285,675	83,003,080
SGS SA	113,068	11,231,481
SIG Group AG	668,458	13,252,144
Sika AG, Registered	72,542	18,825,558

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered	59,084	$20,211,327
Swiss Prime Site AG, Registered	226,151	25,001,896
Swiss Re AG	240,848	35,592,493
Temenos AG, Registered	119,157	7,845,804
UBS Group AG, Registered	1,734,848	56,100,810
VAT Group AG(c)	35,113	14,026,714
Zurich Insurance Group AG	115,071	73,037,180
		829,344,721
United Kingdom — 14.7%
3i Group PLC	839,390	39,665,569
Admiral Group PLC	277,708	9,060,028
Anglo American PLC	854,376	27,435,958
Antofagasta PLC	416,427	9,028,265
Ashtead Group PLC	189,722	15,205,445
AstraZeneca PLC	775,914	105,015,723
Auto Trader Group PLC(c)	1,161,959	12,411,934
Aviva PLC	4,067,291	25,048,863
BAE Systems PLC	1,639,528	25,625,625
Barclays PLC	8,084,328	27,098,683
Barratt Redrow PLC	1,539,751	8,385,567
Berkeley Group Holdings PLC	205,879	10,880,527
BP PLC	5,398,327	26,435,856
Compass Group PLC	455,922	15,621,591
Croda International PLC	190,710	8,375,047
DCC PLC	242,032	17,650,648
Diageo PLC	1,662,005	49,652,026
Entain PLC	873,633	8,960,247
GSK PLC	2,002,102	34,012,319
Haleon PLC	1,723,623	8,221,885
HSBC Holdings PLC	8,754,982	81,590,080
Informa PLC	2,419,483	26,394,619
InterContinental Hotels Group PLC	66,207	8,260,929
Intertek Group PLC	142,326	8,545,379
J Sainsbury PLC	5,217,949	17,352,631
Kingfisher PLC	3,265,634	10,299,784
Legal & General Group PLC	6,819,790	19,219,956
Lloyds Banking Group PLC	34,177,186	23,041,838
London Stock Exchange Group PLC	174,959	25,074,902
Marks & Spencer Group PLC	1,124,237	5,480,257
Melrose Industries PLC	1,202,988	8,802,619
Mondi PLC, NVS	690,310	10,458,026
National Grid PLC	2,887,936	36,453,419
NatWest Group PLC, NVS	3,477,572	17,837,665
Pearson PLC	579,746	9,096,738
Prudential PLC	1,012,880	8,301,255
Reckitt Benckiser Group PLC	261,577	16,225,646
RELX PLC	1,427,120	67,280,306
Rentokil Initial PLC	1,592,084	7,991,049
Rio Tinto PLC	506,312	31,833,298
Security	Shares	Value
United Kingdom (continued)
Rolls-Royce Holdings PLC(a)	3,113,578	$22,148,295
Sage Group PLC (The)	1,218,652	20,346,682
Schroders PLC	2,108,932	8,462,735
Segro PLC	1,636,580	16,236,002
Shell PLC	2,603,171	83,658,288
SSE PLC	1,110,210	25,038,848
Standard Chartered PLC	1,203,602	14,880,107
Tesco PLC	4,784,398	22,316,724
Unilever PLC	1,377,311	82,476,022
Vodafone Group PLC	9,006,797	8,126,305
WPP PLC	728,549	7,968,919
		1,234,991,129
Total Common Stocks — 99.2% (Cost: $6,929,394,289)		8,328,210,298
Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	33,737	7,789,866
Total Preferred Stocks — 0.1% (Cost: $11,766,240)		7,789,866
Total Long-Term Investments — 99.3% (Cost: $6,941,160,529)		8,336,000,164
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	63,694,132	63,725,980
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	1,340,000	1,340,000
Total Short-Term Securities — 0.8% (Cost: $65,072,628)		65,065,980
Total Investments — 100.1% (Cost: $7,006,233,157)		8,401,066,144
Liabilities in Excess of Other Assets — (0.1)%		(8,589,350)
Net Assets — 100.0%		$8,392,476,794

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware MSCI EAFE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,422,264	$48,311,135 (a)	$—	$(868)	$(6,551)	$63,725,980	63,694,132	$28,272 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,860,000	—	(1,520,000)(a)	—	—	1,340,000	1,340,000	11,480	—
				$(868)	$(6,551)	$65,065,980		$39,752	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	77	12/12/24	$13,805	$84,564
SPI 200 Index	50	12/19/24	6,913	193,591
Euro STOXX 50 Index	400	12/20/24	20,347	(500,682)
FTSE 100 Index	110	12/20/24	11,633	25,071
				$(197,456)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$269,649,093	$8,058,561,205	$—	$8,328,210,298
Preferred Stocks	—	7,789,866	—	7,789,866
Short-Term Securities
Money Market Funds	65,065,980	—	—	65,065,980
	$334,715,073	$8,066,351,071	$—	$8,401,066,144
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$303,226	$—	$303,226
Liabilities
Equity Contracts	—	(500,682)	—	(500,682)
	$—	$(197,456)	$—	$(197,456)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares